SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - item			12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Dec. 31, 2021
Goodwill and Other Intangible Assets
Number of reporting units	3	3
Minimum | Building and improvements
Property and Equipment
Useful lives of property and equipment			5 years
Minimum | Furniture and fixtures
Property and Equipment
Useful lives of property and equipment			2 years
Minimum | Computer hardware and software
Property and Equipment
Useful lives of property and equipment			3 years
Minimum | Machinery and equipment
Property and Equipment
Useful lives of property and equipment			3 years
Maximum | Building and improvements
Property and Equipment
Useful lives of property and equipment			39 years
Maximum | Furniture and fixtures
Property and Equipment
Useful lives of property and equipment			10 years
Maximum | Computer hardware and software
Property and Equipment
Useful lives of property and equipment			5 years
Maximum | Machinery and equipment
Property and Equipment
Useful lives of property and equipment			8 years